APPENDIX 1.
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


 1.  Name and address of issuer:   NYLIAC MFA Separate Account - I
                              51 Madison Avenue
                              New York, New York 10010


 2. Name of each series or class of funds for which this notice is filed:

     The following three Investment Divisions: Growth Equity, Bond and Cash Management.



 3.  Investment Company Act File Number:          811-03831

     Securities Act File Number:   2-86083


 4.  Last day of fiscal year for which this notice is filed:
December 31, 1995



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:




 6.  Date of termination of issuer's declaration under Rule
24f-2(a)(1), if applicable (see
Instruction A.6):
     not applicable



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:





 8. Number and amount of securities registered during the fiscal year other than pursuant to
Rule 24f-2:





 9. Number and aggregate sale price of securities sold during the fiscal year:

     370,453 units/$9,834,089



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

     370,453 units/$9,834,089


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
B.7):





12.  Calculation of registration fee:

     (i)       Aggregate sale price of securities sold during the
fiscal        $
9,834,089
                    year in reliance on Rule 24f-2 (from Item 10):

     (ii)      Aggregate price of shares issued in connection with
            +

                    dividend reinvestment plans (from Item 11, if applicable):

     (iii)     Aggregate price of shares redeemed or repurchased
        -  9,834,089
                    during the fiscal year (if applicable):

     (iv) Aggregate price of shares redeemed or repurchased
   +
                    and previously applied as a reduction to filing fees
                    pursuant to Rule 24e-2 (if applicable):

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2 [line
(i), plus line
                    (ii), less line (iii), plus line (iv)] (if applicable):

     (vi) Multiplier prescribed by Section 6(b) of the Securities x
1/2900
                    Act of 1933 or other applicable law or
regulation (see
                    Instruction C.6):

     (vii)     Fee due [line (i) or line (v) multiplied by line
(vi)]:
0

Instruction:   Issuers should complete lines (ii), (iii), (iv) and
(v) only if the form is being filed
within 60 days after the close of the issuer's fiscal year.  See
Instruction C.3.


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other
Procedures
     (17 CFR 202.3a).


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     February 20, 1996


     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*                         /s/ John A.
Cullen


John Andrew Cullen



Vice President &
Assistant Controller

     Date                  2/20/96

     *Please print the name and title of the signing officer below the signature.